Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2018
Components of total pension costs
Components of net periodic benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
in	2018	2017	2016	2018	2017	2016	2018	2017	2016
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	242	243	288	16	22	20	0	0	0
Interest costs on benefit obligation	63	57	141	86	91	124	5	6	8
Expected return on plan assets	(483)	(473)	(536)	(114)	(133)	(175)	0	0	0
Amortization of recognized prior service cost/(credit)	(126)	(131)	(116)	0	0	0	0	0	0
Amortization of recognized actuarial losses/(gains)	306	340	366	47	60	41	8	7	10
Settlement losses/(gains)	35	37	24	0	0	72	0	0	0
Curtailment losses/(gains)	(12)	(23)	(18)	(1)	(10)	0	0	0	0
Special termination benefits	38	19	22	0	0	0	0	0	0
Net periodic benefit costs/(credits)	63	69	171	34	30	82	13	13	18

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plans
	Switzerland		International		International
in / end of	2018	2017	2018	2017	2018	2017
PBO (CHF million) [1]
Beginning of the measurement period	15,885	15,885	3,390	3,337	173	184
Plan participant contributions	204	205	0	0	0	0
Service cost	242	243	16	22	0	0
Interest cost	63	57	86	91	5	6
Plan amendments	20	0	10	0	0	0
Settlements	(125)	(144)	(1)	0	0	0
Curtailments	(8)	(22)	(1)	(11)	0	0
Special termination benefits	38	19	1	1	0	0
Actuarial losses/(gains)	(58)	471	(229)	171	(9)	2
Benefit payments	(829)	(829)	(233)	(287)	(11)	(11)
Exchange rate losses/(gains)	0	0	(88)	66	2	(8)
End of the measurement period	15,432	15,885	2,951	3,390	160	173
Fair value of plan assets (CHF million)
Beginning of the measurement period	16,996	15,951	4,088	4,000	0	0
Actual return on plan assets	(454)	1,398	(141)	256	0	0
Employer contributions	433	415	19	22	11	11
Plan participant contributions	204	205	0	0	0	0
Settlements	(125)	(144)	(1)	0	0	0
Benefit payments	(829)	(829)	(233)	(287)	(11)	(11)
Exchange rate gains/(losses)	0	0	(128)	97	0	0
End of the measurement period	16,225	16,996	3,604	4,088	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	793	1,111	653	698	(160)	(173)
Funded status recognized in the consolidated balance sheet as of December 31	793	1,111	653	698	(160)	(173)
Total amount recognized (CHF million)
Noncurrent assets	793	1,111	1,001	1,058	0	0
Current liabilities	0	0	(10)	(11)	(11)	(11)
Noncurrent liabilities	0	0	(338)	(349)	(149)	(162)
Net amount recognized in the consolidated balance sheet as of December 31	793	1,111	653	698	(160)	(173)
ABO (CHF million) [2]
End of the measurement period	14,534	14,841	2,921	3,351	160	173
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]
	Switzerland		International			Switzerland		International
December 31	2018	2017	2018	2017		2018	2017	2018	2017
PBO/ABO exceeded plan assets (CHF million)
PBO	0	0	1,336	1,464		0	0	1,325	1,447
ABO	0	0	1,312	1,433		0	0	1,304	1,420
Fair value of plan assets	0	0	989	1,104		0	0	978	1,088
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2018	2017	2018	2017	2018	2017
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,951)	(3,547)	(23)	(36)	(3,974)	(3,583)
Prior service credit/(cost)	384	519	3	3	387	522
Total	(3,567)	(3,028)	(20)	(33)	(3,587)	(3,061)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	Defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2018 (CHF million)
Actuarial gains/(losses)	(905)	182	(723)	9	(2)	7	(716)
Prior service credit/(cost)	(30)	4	(26)	0	0	0	(26)
Amortization of actuarial losses/(gains)	353	(68)	285	8	(2)	6	291
Amortization of prior service cost/(credit)	(126)	27	(99)	0	0	0	(99)
Immediate recognition due to curtailment/settlement	30	(6)	24	0	0	0	24
Total	(678)	139	(539)	17	(4)	13	(526)
2017 (CHF million)
Actuarial gains/(losses)	406	(82)	324	(2)	1	(1)	323
Amortization of actuarial losses/(gains)	400	(76)	324	7	(3)	4	328
Amortization of prior service cost/(credit)	(131)	26	(105)	0	0	0	(105)
Immediate recognition due to curtailment/settlement	36	(8)	28	0	0	0	28
Total	711	(140)	571	5	(2)	3	574

Amounts in AOCI, net of tax, expected to be amortized in next fiscal year
Amounts in AOCI, net of tax, expected to be amortized
	Defined benefit pension plans	Other post-retirement defined benefit plans
Amortization in 2019 (CHF million)
Actuarial losses/(gains)	238	2
Prior service cost/(credit)	(122)	0
Total	116	2

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
December 31	2018	2017	2016	2018	2017	2016	2018	2017	2016
Net periodic benefit cost (%)
Discount rate - service costs	1.02	1.01	0.90	2.96	2.92	4.05	3.86	4.03	4.50
Discount rate - interest costs	0.41	0.37	0.90	2.77	2.79	4.05	3.28	3.48	4.50
Salary increases	0.50	0.50	0.80	2.97	3.55	3.56	–	–	–
Interest rate on savings balances	0.86	0.85	1.25	–	–	–	–	–	–
Expected long-term rate of return on plan assets	3.00	3.00	3.50	3.22	3.88	5.07	–	–	–
Benefit obligation (%)
Discount rate	1.03	0.86	0.85	3.30	2.83	3.10	4.37	3.70	4.21
Salary increases	0.75	0.50	0.50	2.90	2.97	3.55	–	–	–
Interest rate on savings balances	1.03	0.86	0.85	–	–	–	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2018	2017	2018	2017	2018	2017	2018	2017
Life expectancy (years)
Switzerland	BVG 2015 tables	[1]	21.6	21.6	23.2	23.1	23.6	23.5	25.1	25.1
UK	SAPS S2 light tables	[2]	23.7	23.8	25.3	25.4	24.8	24.8	26.5	26.6
US	RP-2014 mortality tables	[3]	21.5	21.5	22.7	22.7	23.4	23.3	24.5	24.4
1 The BVG 2015 tables were used, which included final CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.5% per annum.
3 The Retirement Projection 2014 (RP-2014) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity
in / end of	2018	2017	2016
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.7	8.3	8.3
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.1	0.1	0.2
One percentage point decrease in health care cost trend rates	(0.1)	(0.1)	(0.2)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	3	3	4
One percentage point decrease in health care cost trend rates	(3)	(3)	(4)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2026.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2018						2017
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	763	0		0	0	763	384	0		0	0	384
Debt securities	3,742	150		34	751	4,677	3,144	325		37	742	4,248
of which corporates	3,742	150		34	751	4,677	3,144	325		37	742	4,248
Equity securities	5,113	0		0	0	5,113	6,780	10		0	0	6,790
Real estate	875	0		1,345	0	2,220	727	0		1,257	0	1,984
of which direct	0	0		1,297	0	1,297	0	0		1,244	0	1,244
of which indirect	875	0		48	0	923	727	0		13	0	740
Alternative investments	704	24		0	2,724	3,452	513	14		0	3,063	3,590
of which private equity	0	0		0	1,503	1,503	0	0		0	1,313	1,313
of which hedge funds	356	0		0	762	1,118	153	0		0	1,292	1,445
of which other	348	24		0	459	831	360	14		0	458	832
Switzerland	11,197	174		1,379	3,475	16,225	11,548	349		1,294	3,805	16,996
Cash and cash equivalents	86	123		0	0	209	70	133		0	0	203
Debt securities	1,889	846		0	328	3,063	1,991	1,080		0	370	3,441
of which governments	1,574	5		0	0	1,579	1,622	9		0	0	1,631
of which corporates	315	841		0	328	1,484	369	1,071		0	370	1,810
Equity securities	52	12		0	74	138	55	14		0	147	216
Real estate – indirect	0	0		0	29	29	0	0		0	27	27
Alternative investments	0	19		0	61	80	0	33		0	76	109
of which hedge funds	0	0		0	61	61	0	0		0	76	76
of which other	0	19	[1]	0	0	19	0	33	[1]	0	0	33
Other investments	0	85		0	0	85	0	92		0	0	92
International	2,027	1,085		0	492	3,604	2,116	1,352		0	620	4,088
Total plan assets at fair value	13,224	1,259		1,379	3,967	19,829	13,664	1,701		1,294	4,425	21,084
The Swiss pension fund uses exchange-traded futures to manage the economic exposure of the portfolio. Under US GAAP, these futures are not carried at fair value as they are settled on a daily basis and are considered brokerage receivables and payables. Consequently, they are excluded from this table. These futures increased/(decreased) the economic exposure to cash and cash equivalents by CHF (86) million and CHF 1,405 million in 2018 and 2017, respectively, decreased the economic exposure to debt securities – corporate bonds by CHF 76 million in 2017 and (increased)/decreased the economic exposure to equity securities by CHF (86) million and CHF 1,329 million in 2018 and 2017, respectively.

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2018 (CHF million)
Debt securities – corporates	37	0	0	0	0	(3)	0	34
Real estate	1,257	0	0	53	0	35	0	1,345
of which direct	1,244	0	0	53	0	0	0	1,297
of which indirect	13	0	0	0	0	35	0	48
Total plan assets at fair value	1,294	0	0	53	0	32	0	1,379
of which Switzerland	1,294	0	0	53	0	32	0	1,379
2017 (CHF million)
Debt securities – corporates	7	35	0	1	0	(6)	0	37
Real estate	1,204	13	0	42	1	(3)	0	1,257
of which direct	1,204	0	0	42	1	(3)	0	1,244
of which indirect	0	13	0	0	0	0	0	13
Total plan assets at fair value	1,211	48	0	43	1	(9)	0	1,294
of which Switzerland	1,204	48	0	43	1	(2)	0	1,294
of which International	7	0	0	0	0	(7)	0	0

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
	Switzerland		International
December 31	2018	2017	2018	2017
Weighted-average (%)
Cash and cash equivalents	4.7	2.3	5.8	5.0
Debt securities	28.8	25.0	85.0	84.0
Equity securities	31.5	39.9	3.8	5.3
Real estate	13.7	11.7	0.8	0.7
Alternative investments	21.3	21.1	2.2	2.7
Insurance	0.0	0.0	2.4	2.3
Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
2019 target plan asset allocation
	Switzerland	International
Weighted-average (%)
Cash and cash equivalents	10.0	0.3
Debt securities	32.0	88.9
Equity securities	30.0	5.1
Real estate	10.0	0.6
Alternative investments	18.0	2.7
Insurance	0.0	2.4
Total	100.0	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	Defined benefit pension plans	Other post-retirement defined benefit plans
Payments (CHF million)
2019	1,199	11
2020	927	12
2021	925	12
2022	903	12
2023	915	12
For five years thereafter	4,686	53

Bank
Components of total pension costs
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	2018	2017	2016	2018	2017	2016
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	16	22	20	0	0	0
Interest costs on benefit obligation	86	91	124	5	6	8
Expected return on plan assets	(114)	(133)	(175)	0	0	0
Amortization of recognized actuarial losses/(gains)	47	60	41	8	7	10
Settlement losses/(gains)	0	0	72	0	0	0
Curtailment losses/(gains)	(1)	(10)	0	0	0	0
Net periodic benefit costs/(credits)	34	30	82	13	13	18

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans
in / end of	2018	2017	2018	2017
PBO (CHF million) [1]
Beginning of the measurement period	3,390	3,337	173	184
Service cost	16	22	0	0
Interest cost	86	91	5	6
Plan amendments	10	0	0	0
Settlements	(1)	0	0	0
Curtailments	(1)	(11)	0	0
Special termination benefits	1	1	0	0
Actuarial losses/(gains)	(229)	171	(9)	2
Benefit payments	(233)	(287)	(11)	(11)
Exchange rate losses/(gains)	(88)	66	2	(8)
End of the measurement period	2,951	3,390	160	173
Fair value of plan assets (CHF million)
Beginning of the measurement period	4,088	4,000	0	0
Actual return on plan assets	(141)	256	0	0
Employer contributions	19	22	11	11
Settlements	(1)	0	0	0
Benefit payments	(233)	(287)	(11)	(11)
Exchange rate gains/(losses)	(128)	97	0	0
End of the measurement period	3,604	4,088	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	653	698	(160)	(173)
Funded status recognized in the consolidated balance sheet as of December 31	653	698	(160)	(173)
Total amount recognized (CHF million)
Noncurrent assets	1,001	1,058	0	0
Current liabilities	(10)	(11)	(11)	(11)
Noncurrent liabilities	(338)	(349)	(149)	(162)
Net amount recognized in the consolidated balance sheet as of December 31	653	698	(160)	(173)
ABO (CHF million) [2]
End of the measurement period	2,921	3,351	160	173
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2018	2017		2018	2017
PBO/ABO exceeded plan assets (CHF million)
PBO	1,336	1,464		1,325	1,447
ABO	1,312	1,433		1,304	1,420
Fair value of plan assets	989	1,104		978	1,088
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2018	2017	2018	2017	2018	2017
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(327)	(345)	(23)	(36)	(350)	(381)
Prior service credit/(cost)	(11)	(1)	3	3	(8)	2
Total	(338)	(346)	(20)	(33)	(358)	(379)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2018 (CHF million)
Actuarial gains/(losses)	(26)	1	(25)	9	(2)	7	(18)
Prior service credit/(cost)	(10)	0	(10)	0	0	0	(10)
Amortization of actuarial losses/(gains)	47	(4)	43	8	(2)	6	49
Total	11	(3)	8	17	(4)	13	21
2017 (CHF million)
Actuarial gains/(losses)	(48)	14	(34)	(2)	1	(1)	(35)
Amortization of actuarial losses/(gains)	60	(7)	53	7	(3)	4	57
Total	12	7	19	5	(2)	3	22

Amounts in AOCI, net of tax, expected to be amortized in next fiscal year
Amounts in AOCI, net of tax, expected to be amortized
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Amortization in 2019 (CHF million)
Amortization of actuarial losses/(gains)	15	2
Amortization of prior service cost/(credit)	1	0
Total	16	2

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
December 31	2018	2017	2016	2018	2017	2016
Net periodic benefit cost (%)
Discount rate - service cost	2.96	2.92	4.05	3.86	4.03	4.50
Discount rate - interest cost	2.77	2.79	4.05	3.28	3.48	4.50
Salary increases	2.97	3.55	3.56	–	–	–
Expected long-term rate of return on plan assets	3.22	3.88	5.07	–	–	–
Benefit obligation (%)
Discount rate	3.30	2.83	3.10	4.37	3.70	4.21
Salary increases	2.90	2.97	3.55	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2018	2017	2018	2017	2018	2017	2018	2017
Life expectancy (years)
UK	SAPS S2 light tables	[1]	23.7	23.8	25.3	25.4	24.8	24.8	26.5	26.6
US	RP-2014 mortality tables	[2]	21.5	21.5	22.7	22.7	23.4	23.3	24.5	24.4
1 95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.5% per annum.
2 The Retirement Projection 2014 (RP-2014) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity
in / end of	2018	2017	2016
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.7	8.3	8.3
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.1	0.1	0.2
One percentage point decrease in health care cost trend rates	(0.1)	(0.1)	(0.2)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	3	3	4
One percentage point decrease in health care cost trend rates	(3)	(3)	(4)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5.0% by 2026.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2018						2017
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	86	123		0	0	209	70	133		0	0	203
Debt securities	1,889	846		0	328	3,063	1,991	1,080		0	370	3,441
of which governments	1,574	5		0	0	1,579	1,622	9		0	0	1,631
of which corporates	315	841		0	328	1,484	369	1,071		0	370	1,810
Equity securities	52	12		0	74	138	55	14		0	147	216
Real estate – indirect	0	0		0	29	29	0	0		0	27	27
Alternative investments	0	19		0	61	80	0	33		0	76	109
of which hedge funds	0	0		0	61	61	0	0		0	76	76
of which other	0	19	[1]	0	0	19	0	33	[1]	0	0	33
Other investments	0	85		0	0	85	0	92		0	0	92
Total plan assets at fair value	2,027	1,085		0	492	3,604	2,116	1,352		0	620	4,088
1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2017 (CHF million)
Debt securities – corporates	7	0	0	0	0	(7)	0	0
Total plan assets at fair value	7	0	0	0	0	(7)	0	0

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
December 31	2018	2017
Weighted-average (%)
Cash and cash equivalents	5.8	5.0
Debt securities	85.0	84.0
Equity securities	3.8	5.3
Real estate	0.8	0.7
Alternative investments	2.2	2.7
Insurance	2.4	2.3
Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively	2019 target plan asset allocation
Weighted-average (%)
Cash and cash equivalents	0.3
Debt securities	88.9
Equity securities	5.1
Real estate	0.6
Alternative investments	2.7
Insurance	2.4
Total	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Payments (CHF million)
2019	92	11
2020	90	12
2021	107	12
2022	98	12
2023	108	12
For five years thereafter	622	53